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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-09911
                                   ---------------------------------------------

                            Hussman Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 5136 Dorsey Hall Drive          Ellicott City, Maryland          21042
--------------------------------------------------------------------------------
         (Address of principal executive offices)              (Zip code)

                              John F. Splain, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (410) 715-1145
                                                     ---------------------------

Date of fiscal year end:        June 30, 2005
                          ------------------------------------

Date of reporting period:       March 31, 2005
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

HUSSMAN STRATEGIC GROWTH FUND

PORTFOLIO OF INVESTMENTS

MARCH 31, 2005 (UNAUDITED)

================================================================================
  SHARES    COMMON STOCKS -- 93.23%                                  VALUE
================================================================================

            AIR FREIGHT AND COURIERS -- 0.95%
   200,000  United Parcel Service, Inc.                         $   14,548,000
                                                                --------------

            AUTO COMPONENTS -- 0.71%
   100,000  BorgWarner, Inc.                                         4,868,000
   200,000  Goodyear Tire & Rubber Co.(a)                            2,670,000
    50,000  Magna International, Inc.                                3,345,000
                                                                --------------
                                                                    10,883,000
                                                                --------------
            AUTOMOBILES -- 0.16%
   100,000  Honda Motor Co., Ltd. - ADR                              2,504,000
                                                                --------------

            BANKS -- 1.27%
   350,000  Bank of America Corporation                             15,435,000
   100,000  Barclays PLC - ADR                                       4,144,000
                                                                --------------
                                                                    19,579,000
                                                                --------------
            BEVERAGES -- 1.04%
   250,000  Coca-Cola Company (The)                                 10,417,500
   200,000  Pepsi Bottling Group, Inc. (The)                         5,570,000
                                                                --------------
                                                                    15,987,500
                                                                --------------
            BIOTECHNOLOGY -- 1.55%
   200,000  Andrx Corp. (a)                                          4,534,000
   128,200  Applera Corp. - Applied Biosystems Group                 2,530,668
   100,000  Flamel Technologies S.A. - ADR (a)                       1,294,000
   100,000  Genetech, Inc. (a)                                       5,661,000
    99,000  Gilead Sciences, Inc. (a)                                3,544,200
    75,000  MedImmune, Inc. (a)                                      1,785,750
   250,000  Nanogen, Inc. (a)                                          870,000
   141,900  Transkaryotic Therapies, Inc. (a)                        3,542,534
                                                                --------------
                                                                    23,762,152
                                                                --------------
            BUILDING PRODUCTS -- 1.66%
   600,000  Masco Corp.                                             20,802,000
   117,700  York International Corp.                                 4,611,486
                                                                --------------
                                                                    25,413,486
                                                                --------------
            CHEMICALS -- 3.13%
     3,700  Air Products and Chemicals, Inc.                           234,173
   299,300  Albany Molecular Research, Inc. (a)                      3,076,804
   200,000  Albemarle Corp.                                          7,272,000
   196,900  Cabot Microelectronics Corp. (a)                         6,178,722
   292,800  International Flavors & Fragrances, Inc.                11,565,600
   309,800  Lubrizol Corp. (The)                                    12,590,272
   100,000  PPG Industries, Inc.                                     7,152,000
                                                                --------------
                                                                    48,069,571
                                                                --------------

HUSSMAN STRATEGIC GROWTH FUND

MARCH 31, 2005 (UNAUDITED)

================================================================================
  SHARES    COMMON STOCKS -- 93.23% (CONTINUED)                      VALUE
================================================================================
            COMMERCIAL SERVICES AND SUPPLIES -- 2.46%
   250,000  Automatic Data Processing, Inc.                     $   11,237,500
   150,000  Convergys Corp. (a)                                      2,239,500
   226,900  Pitney Bowes, Inc.                                      10,237,728
   250,000  Sensient Technologies Corp.                              5,390,000
   250,000  Waste Connections, Inc. (a)                              8,687,500
                                                                --------------
                                                                    37,792,228
                                                                --------------
            COMMUNICATIONS EQUIPMENT -- 1.50%
   222,200  L-3 Communications Holdings, Inc.                       15,780,644
 1,000,000  Tellabs, Inc. (a)                                        7,300,000
                                                                --------------
                                                                    23,080,644
                                                                --------------
            COMPUTERS AND PERIPHERALS -- 0.39%
   155,000  Ambient Corp. (a)                                           43,400
   200,000  PalmOne, Inc. (a)                                        5,076,000
    31,700  SanDisk Corp. (a)                                          881,260
                                                                --------------
                                                                     6,000,660
                                                                --------------
            CONSTRUCTION MATERIALS -- 0.68%
   100,000  Nanophase Technologies Corp. (a)                           573,000
   150,000  POSCO - ADR                                              7,404,000
   131,500  RPM International, Inc.                                  2,403,820
                                                                --------------
                                                                    10,380,820
                                                                --------------
            CONTAINERS AND PACKAGING -- 0.66%
   350,000  Sonoco Products Co.                                     10,097,500
                                                                --------------

            DIVERSIFIED TELECOMMUNCATION SERVICES -- 5.57%
   350,000  ALLTEL Corp.                                            19,197,500
   600,000  CenturyTel, Inc.                                        19,704,000
   500,000  SBC Communications, Inc.                                11,845,000
   750,000  UTStarcom, Inc. (a)                                      8,212,500
   750,000  Verizon Communications, Inc.                            26,625,000
                                                                --------------
                                                                    85,584,000
                                                                --------------
            ELECTRICAL EQUIPMENT -- 0.98%
    75,000  Energizer Holdings, Inc. (a)                             4,485,000
    11,200  Molecular Devices Corp. (a)                                212,800
   350,000  Silicon Laboratories, Inc. (a)                          10,398,500
                                                                --------------
                                                                    15,096,300
                                                                --------------
            ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 0.22%
    49,900  FEI Co. (a)                                              1,155,185
   721,200  Nano-Proprietary, Inc. (a)                               2,163,600
                                                                --------------
                                                                     3,318,785
                                                                --------------

HUSSMAN STRATEGIC GROWTH FUND

MARCH 31, 2005 (UNAUDITED)

================================================================================
  SHARES    COMMON STOCKS -- 93.23% (CONTINUED)                      VALUE
================================================================================
            ENERGY EQUIPMENT AND SERVICES -- 3.07%
   350,000  American Superconductor Corp. (a)                   $    3,493,000
   250,000  Cooper Cameron Corp. (a)                                14,302,500
    50,000  Distributed Energy Systems Corp. (a)                       170,000
   401,100  Headwaters, Inc. (a)                                    13,164,102
   115,600  National Fuel Gas Co.                                    3,305,004
   174,400  Valero Energy Corp.                                     12,778,288
                                                                --------------
                                                                    47,212,894
                                                                --------------
            FOOD AND DRUG RETAIL -- 0.37%
    40,000  Albertson's, Inc.                                          826,000
   250,000  Safeway, Inc. (a)                                        4,632,500
   250,000  Winn-Dixie Stores, Inc. (a)                                235,000
                                                                --------------
                                                                     5,693,500
                                                                --------------
            FOOD PRODUCTS -- 4.60%
   450,400  Archer-Daniels-Midland Co.                              11,070,832
   250,000  Campbell Soup Co.                                        7,255,000
   200,000  Del Monte Foods Co. (a)                                  2,170,000
   420,700  Kraft Foods, Inc.                                       13,904,135
   350,000  Sara Lee Corp.                                           7,756,000
    50,000  Smithfield Foods, Inc. (a)                               1,577,500
   433,000  Tyson Foods, Inc.                                        7,222,440
   300,000  William Wrigley Jr. Co.                                 19,671,000
                                                                --------------
                                                                    70,626,907
                                                                --------------
            GAS UTILITIES -- 0.21%
    80,000  Sempra Energy                                            3,187,200
                                                                --------------

            HEALTH CARE EQUIPMENT AND SUPPLIES -- 4.37%
   250,000  Accelrys, Inc. (a)                                       1,482,500
   360,200  Biosite, Inc. (a)                                       18,741,206
   100,000  CTI Molecular Imaging, Inc. (a)                          2,027,000
   100,000  Cytyc Corp. (a)                                          2,301,000
    14,800  Haemonetics Corp. (a)                                      623,968
    55,000  Hillenbrand Industries, Inc.                             3,050,850
   325,000  Medtronic, Inc.                                         16,558,750
   106,100  PolyMedica Corp.                                         3,369,736
    28,900  ResMed, Inc. (a)                                         1,629,960
   600,000  Steris Corp. (a)                                        15,150,000
    94,300  Zoll Medical Corp. (a)                                   2,124,579
                                                                --------------
                                                                    67,059,549
                                                                --------------

HUSSMAN STRATEGIC GROWTH FUND

MARCH 31, 2005 (UNAUDITED)

================================================================================
  SHARES    COMMON STOCKS -- 93.23% (CONTINUED)                      VALUE
================================================================================
            HEALTH CARE PROVIDERS AND SERVICES -- 4.14%
   153,776  BioScrip, Inc. (a)                                  $      927,269
   297,200  Cerner Corp. (a)                                        15,605,972
   250,000  DaVita, Inc. (a)                                        10,462,500
   350,000  Healthsouth Corp. (a)                                    1,802,500
   100,000  Humana, Inc. (a)                                         3,194,000
    50,100  Lincare Holdings, Inc. (a)                               2,215,923
   200,000  McKesson Corp.                                           7,550,000
   250,000  OCA, Inc. (a)                                            1,062,500
   261,400  Priority Healthcare Corp. - Class B (a)                  5,654,082
   400,000  Renal Care Group, Inc. (a)                              15,176,000
                                                                --------------
                                                                    63,650,746
                                                                --------------
            HOTELS, RESTAURANTS AND LEISURE -- 2.42%
   181,300  California Pizza Kitchen, Inc. (a)                       4,249,672
   750,000  McDonald's Corp.                                        23,355,000
   150,000  Outback Steakhouse, Inc.                                 6,868,500
    77,000  Papa John's International, Inc. (a)                      2,673,440
                                                                --------------
                                                                    37,146,612
                                                                --------------
            HOUSEHOLD DURABLES -- 1.49%
    49,100  Lancaster Colony Corp.                                   2,089,205
    17,900  La-Z-Boy, Inc.                                             249,347
   296,900  Linens 'n Things, Inc. (a)                               7,372,027
   100,000  Newell Rubbermaid, Inc.                                  2,194,000
   250,000  Sherwin-Williams Co.                                    10,997,500
                                                                --------------
                                                                    22,902,079
                                                                --------------
            HOUSEHOLD PRODUCTS -- 1.57%
    49,900  Blyth, Inc.                                              1,588,816
    97,300  Clorox Co. (The)                                         6,128,927
   250,000  Kimberly-Clark Corp.                                    16,432,500
                                                                --------------
                                                                    24,150,243
                                                                --------------
            INDUSTRIAL CONGLOMERATES -- 1.04%
   200,000  General Electric Co.                                     7,212,000
    49,800  Gerber Scientific, Inc. (a)                                362,544
   250,000  Tyco International Ltd.                                  8,450,000
                                                                --------------
                                                                    16,024,544
                                                                --------------
            INFORMATION TECHNOLOGY CONSULTING AND SERVICES -- 2.02%
   100,000  Anteon International Corp (a)                            3,893,000
   549,500  Computer Sciences Corp. (a)                             25,194,575
    50,000  Electronic Data Systems Corp.                            1,033,500
    51,900  Synopsys, Inc. (a)                                         939,390
                                                                --------------
                                                                    31,060,465
                                                                --------------

 HUSSMAN STRATEGIC GROWTH FUND

 MARCH 31, 2005 (UNAUDITED)

================================================================================
  SHARES    COMMON STOCKS -- 93.23% (CONTINUED)                      VALUE
================================================================================
            INSURANCE -- 4.21%
   600,000  Aon Corp.                                           $   13,704,000
   300,000  Arthur J. Gallagher & Co.                                8,640,000
   150,000  ChoicePoint, Inc. (a)                                    6,016,500
   100,000  Chubb Corp. (The)                                        7,927,000
   150,000  CIGNA Corp.                                             13,395,000
   200,000  MetLife, Inc.                                            7,820,000
   183,200  Protective Life Corp.                                    7,199,760
                                                                --------------
                                                                    64,702,260
                                                                --------------
            INTERNET SOFTWARE AND SERVICES -- 0.87%
   247,900  Check Point Software Technologies, Ltd. (a)              5,389,346
   200,000  First Data Corp.                                         7,862,000
     3,900  WebEx Communications, Inc. (a)                              84,201
                                                                --------------
                                                                    13,335,547
                                                                --------------
            LEISURE EQUIPMENT AND PRODUCTS -- 2.62%
    56,600  Brunswick Corp.                                          2,651,710
   296,900  Callaway Golf Co.                                        3,800,320
   800,000  Eastman Kodak Co.                                       26,040,000
    49,400  Fuji Photo Film Co., Ltd. - ADR                          1,807,052
   250,000  Nautilus Group, Inc. (The)                               5,940,000
                                                                --------------
                                                                    40,239,082
                                                                --------------
            MACHINERY -- 0.24%
   205,000  AGCO Corp. (a)                                           3,741,250
                                                                --------------

            MEDIA -- 0.94%
   100,000  Comcast Corp - Special Class A (a)                       3,340,000
   300,000  Scholastic Corp. (a)                                    11,067,000
                                                                --------------
                                                                    14,407,000
                                                                --------------
            METALS & Mining -- 2.33%
   550,000  Barrick Gold Corp.                                      13,178,000
   325,000  Newmont Mining Corp.                                    13,731,250
   275,000  Placer Dome, Inc.                                        4,460,500
   230,000  Worthington Industries, Inc.                             4,434,400
                                                                --------------
                                                                    35,804,150
                                                                --------------
            MULTILINE RETAIL -- 5.20%
   734,200  BJ's Wholesale Club, Inc. (a)                           22,804,252
   500,000  CVS Corp.                                               26,310,000
   350,000  Dollar Tree Stores, Inc. (a)                            10,055,500
   400,000  Kohl's Corp. (a)                                        20,652,000
                                                                --------------
                                                                    79,821,752
                                                                --------------
            OFFICE ELECTRONICS -- 0.14%
    40,300  Canon, Inc. - ADR                                        2,160,080
                                                                --------------

HUSSMAN STRATEGIC GROWTH FUND

MARCH 31, 2005 (UNAUDITED)

================================================================================
  SHARES    COMMON STOCKS -- 93.23% (CONTINUED)                      VALUE
================================================================================
            OIL AND GAS -- 10.22%
    50,000  Amerada Hess Corp.                                  $    4,810,500
   200,000  Anadarko Petroleum Corp.                                15,220,000
   300,000  BP Amoco PLC - ADR                                      18,720,000
    88,800  Burlington Resources, Inc.                               4,446,216
   200,000  Cabot Corp.                                              6,686,000
   250,000  ChevronTexaco Corp.                                     14,577,500
   150,000  ConocoPhillips                                          16,176,000
   250,000  Exxon Mobil Corp.                                       14,900,000
   350,000  Marathon Oil Corp.                                      16,422,000
   200,000  Newfield Exploration Co. (a)                            14,852,000
    25,000  Petro-Canada                                             1,446,500
   300,000  Petroleo Brasileiro S.A. - ADR                          13,254,000
   250,000  Royal Dutch Petroleum Co.                               15,010,000
     7,800  Stone Energy Corp. (a)                                     378,846
                                                                --------------
                                                                   156,899,562
                                                                --------------
            PHARMACEUTICALS -- 7.67%
   100,000  Alpharma, Inc. - Class A                                 1,232,000
   565,800  Altair Nanotechnologies, Inc. (a)                        2,019,906
   300,000  Biovail Corp. (a)                                        4,524,000
   200,000  Bristol-Myers Squibb Co.                                 5,092,000
   300,000  Johnson & Johnson                                       20,148,000
 1,650,000  King Pharmaceuticals, Inc. (a)                          13,711,500
   100,000  Medicis Pharmaceutical Corp.                             2,998,000
   400,000  Mylan Laboratories, Inc.                                 7,088,000
   250,000  Novartis AG - ADR                                       11,695,000
 1,400,000  Pfizer, Inc.                                            36,778,000
   150,000  Pharmaceutical Product Development, Inc. (a)             7,267,500
   125,000  Pharmacopeia Drug Discovery, Inc. (a)                      630,000
   250,000  Schering-Plough Corp.                                    4,537,500
                                                                --------------
                                                                   117,721,406
                                                                --------------
            REAL ESTATE -- 0.31%
    65,000  Standard Pacific Corp.                                   4,692,350
                                                                --------------

            ROAD AND RAIL -- 0.61%
   100,000  Burlington Northern Santa Fe Corp.                       5,393,000
   176,800  Swift Transportation Co. (a)                             3,914,352
                                                                --------------
                                                                     9,307,352
                                                                --------------
            SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 0.72%
    50,000  Kyocera Corp. - ADR                                      3,572,000
    50,000  Nanometrics, Inc. (a)                                      588,500
   500,000  Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (a)   4,240,000
   181,200  Veeco Instruments, Inc. (a)                              2,727,060
                                                                --------------
                                                                    11,127,560
                                                                --------------

HUSSMAN STRATEGIC GROWTH FUND

MARCH 31, 2005 (UNAUDITED)

================================================================================
  SHARES    COMMON STOCKS -- 93.23% (CONTINUED)                      VALUE
================================================================================
            SOFTWARE -- 2.09%
   200,000  Borland Software Corp. (a)                          $    1,624,000
   278,700  John H. Harland Co.                                      9,576,132
   606,000  Macromedia, Inc. (a)                                    20,301,000
   100,000  Parametric Technology Corp. (a)                            559,000
                                                                --------------
                                                                    32,060,132
                                                                --------------
            SPECIALTY RETAIL -- 5.55%
   200,000  Abercrombie & Fitch Co. - Class A                       11,448,000
   160,800  AutoNation, Inc. (a)                                     3,045,552
   338,600  Barnes & Noble, Inc. (a)                                11,678,314
   500,000  Blockbuster, Inc. - Class A                              4,415,000
   287,000  Brink's Co. (The)                                        9,930,200
   239,290  GameStop Corp. - Class B (a)                             5,336,167
   150,000  Gap, Inc. (The)                                          3,276,000
   500,000  Home Depot, Inc. (The)                                  19,120,000
    37,500  Luxottica Group SPA - ADR                                  765,000
   150,000  Men's Wearhouse, Inc. (The) (a)                          6,331,500
   200,000  Staples, Inc.                                            6,286,000
   100,000  Williams-Sonoma, Inc. (a)                                3,675,000
                                                                --------------
                                                                    85,306,733
                                                                --------------
            TEXTILES & Apparel -- 1.28%
   220,000  Jones Apparel Group, Inc.                                7,367,800
   100,000  Talbots, Inc.                                            3,198,000
   750,000  Tommy Hilfiger Corp. (a)                                 8,775,000
     6,300  V.F. Corp.                                                 372,582
                                                                --------------
                                                                    19,713,382
                                                                --------------

            TOTAL COMMON STOCKS (Cost $1,381,408,257)           $1,431,851,983
                                                                --------------

================================================================================
CONTRACTS   PUT OPTION CONTRACTS -- 3.20%                            VALUE
================================================================================

     6,500  Russell 2000 Index Option, 6/18/2005 at $630        $   18,655,000
    10,000  S&P 100 Index Option, 6/18/2005 at $560                 12,640,000
     7,500  S&P 100 Index Option, 6/18/2005 at $580                 17,760,000
                                                                --------------

            TOTAL PUT OPTION CONTRACTS (Cost $38,221,000)       $   49,055,000
                                                                --------------

 HUSSMAN STRATEGIC GROWTH FUND

 MARCH 31, 2005 (UNAUDITED)

================================================================================
  SHARES    MONEY MARKET FUNDS -- 5.57%                              VALUE
================================================================================

85,568,904  First American Treasury Obligation Fund - Class A
             (Cost $85,568,904)                                 $   85,568,904
                                                                --------------

            TOTAL INVESTMENTS AT VALUE -- 102.00%
              (Cost $1,505,198,161)                             $1,566,475,887

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.00%)       (30,688,501)
                                                                --------------

            NET ASSETS -- 100.00%                               $1,535,787,386
                                                                ==============



(a) Non-income producing security.
ADR - American Depository Receipt


See accompanying notes to Portfolio of Investments.

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

MARCH 31, 2005 (UNAUDITED)

========================================================================================
                                                              VALUE OF       PREMIUMS
  ONTRACTS  WRITTEN CALL OPTIONS                              OPTIONS        RECEIVED
========================================================================================

     6,500  Russell 2000 Index Option, 6/18/2005 at $630   $ 9,750,000     $16,045,250
    10,000  S&P 100 Index Option, 6/18/2005 at $560         14,560,000      23,575,000
                                                           -----------     -----------

                                                           $24,310,000     $39,620,250
                                                           ===========     ===========


See accompanying notes to Portfolio of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

MARCH 31, 2005 (UNAUDITED)

================================================================================
  SHARES    COMMON STOCKS -- 21.82%                                  VALUE
================================================================================

            ELECTRICAL EQUIPMENT -- 0.18%
    10,000  Endesa S.A. - ADR                                   $      225,900
                                                                --------------

            ELECTRIC UTILITIES -- 2.65%
    35,000  Korea Electric Power Corp. - ADR                           470,400
    45,000  MDU Resources Group, Inc.                                1,242,900
    35,000  OGE Energy Corp.                                           943,250
    12,500  Public Service Enterprise Group, Inc.                      679,875
                                                                --------------
                                                                     3,336,425
                                                                --------------
            ENERGY EQUIPMENT AND SERVICES -- 0.80%
    20,000  Black Hills Corp.                                          661,400
    14,000  DPL, Inc.                                                  350,000
                                                                --------------
                                                                     1,011,400
                                                                --------------
            GAS UTILITIES -- 1.23%
     3,500  Nicor, Inc.                                                129,815
       500  UGI Corp.                                                   22,710
    45,000  WGL Holdings, Inc.                                       1,393,200
                                                                --------------
                                                                     1,545,725
                                                                --------------
            METALS AND MINING -- 16.46%
    10,000  AngloGold Ashanti, Ltd. - ADR                              344,500
   250,000  Barrick Gold Corp.                                       5,990,000
    35,000  Goldcorp, Inc.                                             497,350
    75,000  Harmony Gold Mining Co.                                    585,000
   160,000  Newmont Mining Corp.                                     6,760,000
   325,000  Placer Dome, Inc.                                        5,271,500
    75,000  Stillwater Mining Co. (a)                                  738,750
    35,000  USEC, Inc.                                                 569,800
                                                                --------------
                                                                    20,756,900
                                                                --------------
            OIL AND GAS -- 0.50%
     4,700  PPL Corp.                                                  253,753
    10,000  SCANA Corp.                                                382,200
                                                                --------------
                                                                       635,953
                                                                --------------

            TOTAL COMMON STOCKS (Cost $26,244,814)              $   27,512,303
                                                                --------------

================================================================================
PAR VALUE   U.S. TREASURY OBLIGATIONS --  69.88%                     VALUE
================================================================================

            U.S. TREASURY BILLS -- 27.48%
$5,000,000  discount, due 06/16/2005                            $    4,971,630
10,000,000  discount, due 07/14/2005                                 9,921,020
10,000,000  discount, due 08/04/2005                                 9,900,680
10,000,000  discount, due 09/22/2005                                 9,856,180
                                                                --------------
                                                                    34,649,510
                                                                --------------
            U.S. TREASURY NOTES -- 7.78%
10,000,000  1.50%, due 03/31/2006                                    9,813,680
                                                                --------------

HUSSMAN STRATEGIC TOTAL RETURN FUND

MARCH 31, 2005 (UNAUDITED)

================================================================================
PAR VALUE        U.S. TREASURY OBLIGATIONS --  69.87% (CONTINUED)    VALUE
================================================================================

                 U.S. TREASURY INFLATION-PROTECTION NOTES -- 34.62%
     $9,665,100  3.375%, due 01/15/2012                         $   10,850,341
     10,605,500  3.00%, due 07/15/2012                              11,675,616
     20,640,000  2.00%, due 01/15/2014                              21,132,821
                                                                --------------
                                                                    43,658,778
                                                                --------------

                 TOTAL U.S. TREASURY OBLIGATIONS
                   (Cost $87,771,402)                           $   88,121,968
                                                                --------------

================================================================================
   PAR VALUE     U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.76%         VALUE
================================================================================

                 FEDERAL FARM CREDIT BANK --  0.31%
     $  400,000  2.625%, due 09/24/2007                         $      385,941
                                                                --------------

                 FEDERAL HOME LOAN BANK -- 2.55%
      1,000,000  2.25%, due 10/25/2005                                 993,234
      1,000,000  2.54%, due 01/26/2006                                 991,512
        750,000  2.22%, due 09/12/2006                                 732,976
        500,000  5.70%, due 04/16/2018                                 498,663
                                                                --------------
                                                                     3,216,385
                                                                --------------

                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.90%
      1,500,000  2.25%, due 12/30/2005                               1,485,626
      3,000,000  2.81%, due 09/28/2006                               2,948,949
JPY  50,000,000  2.125%, due 10/09/2007                                490,052
                                                                --------------
                                                                     4,924,627
                                                                --------------

                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                   (Cost $8,558,169)                            $    8,526,953
                                                                --------------

================================================================================
   PAR VALUE     FOREIGN GOVERNMENT OBLIGATIONS - 0.18%              VALUE
================================================================================

                 CANADIAN GOVERNMENT NOTES --  0.19%
JPY  25,000,000  0.70%, due 03/20/2006 (Cost $209,519)          $      235,097
                                                                --------------

================================================================================
    SHARES       MONEY MARKET FUNDS -- 1.24%                         VALUE
================================================================================

      1,565,777  First American Treasury Obligation Fund -
                   Class A (Cost $1,565,777)                    $    1,565,777
                                                                --------------

                 TOTAL INVESTMENTS AT VALUE -- 99.88%
                   (Cost $124,349,681)                          $  125,962,098

                 OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.12%        147,848
                                                                --------------

                 NET ASSETS -- 100.00%                          $  126,109,946
                                                                ==============


(a) Non-income producing security.
ADR - American Depository Receipt
JPY - Japanese Yen

See accompanying notes to Portfolio of Investments.

HUSSMAN INVESTMENT TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

MARCH 31, 2005 (UNAUDITED)



1. SECURITIES VALUATION

Securities and Options Valuation -- The portfolio securities of the Hussman Strategic Growth Fund and the Hussman Total Return Fund are valued at market value as of the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sales price, if available, otherwise at the mean of the closing bid and asked prices. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service.

Pursuant to valuation procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at a price between the closing bid and ask prices determined by the Adviser to most closely reflect market value as of the time of computation of net asset value. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.



2. INVESTMENT TRANSACTIONS

Security Transactions -- Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

HUSSMAN INVESTMENT TRUST

MARCH 31, 2005 (UNAUDITED)



3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2005:

                                                        Hussman Strategic Growth       Hussman Strategic Total
                                                                  Fund                      Return Fund
                                                        --------------------------    -------------------------

Cost of portfolio investments and written options        $       1,466,421,073         $      124,349,681
                                                        ==========================    =========================

Gross unrealized appreciation                            $          174,549,176        $          2,997,370
Gross unrealized depreciation                                        (98,804,362)                 (1,384,953)
                                                        --------------------------    -------------------------

Net unrealized appreciation                              $            75,744,814       $          1,612,417
                                                        ==========================    =========================


The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Hussman Strategic Growth Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Hussman Investment Trust
             --------------------------------------------------------


By (Signature and Title)*    /s/ John P. Hussman
                           ------------------------------------------
                           John P. Hussman, President


Date      May 27, 2005
      ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ John P. Hussman
                           ------------------------------------------

                           John P. Hussman, President

Date          May 27, 2005
      ------------------------------


By (Signature and Title)*    /s/ Mark J. Seger
                           ------------------------------------------

                           Mark J. Seger, Treasurer

Date          May 27, 2005
      ------------------------------


* Print the name and title of each signing officer under his or her signature.